Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2012
Finance Receivables on Nonaccrual Status

As of March 31, 2011 and 2012, finance receivables on nonaccrual status were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥2,633	¥2,822	$34
Finance leases	1,136	958	12
Wholesale	6,722	5,485	67
Real estate	14,437	11,736	143
Working capital	272	37	0

	¥25,200	¥21,038	$256

Finance Receivables Past Due Over 90 Days and Still Accruing

As of March 31, 2011 and 2012, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥23,734	¥24,263	$295
Finance leases	4,484	7,674	94

	¥28,218	¥31,937	$389